EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Calamos Phineus Long/Short Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 6, 2016 (SEC Accession No. 0001193125-16-532366), in interactive data format.